Debt (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
The following is a summary of the Company's debt:

			As of
(in millions)	Interest Rates	Fiscal Year Maturities	March 31, 2018	March 31, 2017
Short-term debt and current maturities of long-term debt
Euro-denominated commercial paper(1)	(0.1) - 0.02%(2)	2019	$863	$646
Current maturities of long-term debt	Various	2019	439	55
Current maturities of capitalized lease liabilities	0.3% - 6.7%	2019	616	37
Short-term debt and current maturities of long term debt			$1,918	$738

Long-term debt, net of current maturities
GBP term loan	1.0% -1.4%(3)	2019	$260	$233
EUR term loan	1.75%(4)	2019	493	—
USD term loan	1.2% - 2.3%(5)	2021	—	571
AUD term loan	2.9% - 3.1%(6)	2022	210	76
EUR term loan	0.9% (7)	2022	187	—
USD term loan	2.2% - 3.1%(8)	2022	899	—
$500 million Senior notes	2.875%	2020	502	—
$650 million Senior notes	2.3% - 3.0%(9)	2021	646	—
$274 million Senior notes(10)	4.45%	2023	278	—
$171 million Senior notes(10)	4.45%	2023	173	453
$500 million Senior notes	4.25%	2025	507	—
£250 million Senior notes	2.75%	2025	346	—
$500 million Senior notes	4.75%	2028	509	—
$234 million Senior notes(11)	7.45%	2030	277	—
Revolving credit facility(12)	1.4% - 1.6%	2021 - 2023	—	678
Lease credit facility	1.9% - 2.9%	2020 - 2023	46	60
Capitalized lease liabilities	0.3% - 6.7%	2019 - 2023	1,235	104
Borrowings for assets acquired under long-term financing	2.3% - 4.0%	2019 - 2022	405	77
Mandatorily redeemable preferred stock outstanding	6%	2023	61	61
Other borrowings	0.5% - 14.0%	2019 - 2037	113	4
Long-term debt			7,147	2,317
Less: current maturities of long-term debt and capitalized lease liabilities			1,055	92
Long-term debt, net of current maturities			$6,092	$2,225

(1)	During fiscal 2017, DXC increased the maximum size from €500 million to €1 billion.

(2)	Approximate weighted average interest rate.
(3) Three-month LIBOR rate plus 0.65%.
(4) Three-month EURIBOR rate plus 1.75%.

(5) At DXC's option, the USD term loan bore interest at a variable rate equal to the adjusted LIBOR for a one, two, three, or six month interest period, plus a margin between 0.75% and 1.50% based on a pricing grid consistent with the Company's outstanding revolving credit facility or the greater of the prime rate, the federal funds rate plus 0.50%, or the adjusted LIBOR for a one-month interest period plus 1.00%, in each case plus a margin of up to 0.50%, based on a pricing grid consistent with the revolving credit facility.
(6) Variable interest rate equal to the bank bill swap bid rate for a one, two, three or six-month interest period plus 0.95% - 1.45% based on the published credit ratings of DXC.
(7) At DXC's option, the EUR term loan bears interest at the Eurocurrency Rate for a one, two, three, or six-month interest period, plus a margin of between 0.75% and 1.35%, based on published credit ratings of DXC.
(8) At DXC's option, the USD term loan bears interest at the Eurocurrency Rate for a one, two, three, or six-month interest period, plus a margin of between 1.00% and 1.75% based on published credit ratings of DXC or the Base Rate plus a margin of between 0.00% and 0.75%, based on published credit ratings of DXC.
(9) Three-month LIBOR plus 0.95%.
(10) During fiscal 2018, DXC completed an exchange offer, whereby $274 million aggregate principal amount of CSC notes were tendered in exchange for a like aggregate principal amount of DXC notes with like maturity and interest rate. Upon completion of the exchange, $171 million aggregate principal amount of CSC Notes remained outstanding.
(11) During fiscal 2018, DXC completed an exchange offer whereby $234 million principal amount of the $300 million Senior notes (the "EDS Notes") were tendered in exchange for a like principal amount of DXC notes with like maturity and interest rate. The remaining $66 million principal amount of the EDS Notes outstanding were held by public noteholders and are included in liabilities of discontinued operations.
(12) During fiscal 2018, DXC exercised its option to extend the maturity date and also increased commitments to $3.81 billion, $70 million of which matures in January 2021 and $3.74 billion matures in January 2023.

Schedule of Future Minimum Lease Payments Required Under Capital Leases
The future minimum lease payments required to be made under the capital leases as of March 31, 2018, are as follows:

Fiscal Year	(in millions)
2019	$660
2020	382
2021	171
2022	86
2023	28
Thereafter	—
Total minimum lease payments	1,327
Less: Amount representing interest and executory costs	(92)
Present value of net minimum lease payments	1,235
Less: Current maturities of capital lease obligations	(616)
Long-term capitalized lease liabilities	$619

Schedule of Long Term Debt Expected Maturities
Expected maturities of long-term debt, including borrowings for asset financing but excluding minimum capital lease payments, for fiscal years subsequent to March 31, 2018, are as follows:

Fiscal Year	(in millions)
2019	$439
2020	1,228
2021	753
2022	1,301
2023	514
Thereafter	1,677
Total	$5,912